IFRS 7 Disclosure (Details Narrative) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2020
MarketRisk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	7 days
Positive trading days	89.00%
Percentage of P&C deposits in total funding	75.00%		75.00%
100 bps increase [member]
MarketRisk [Line Items]
EVE Sensitivity	$ (1,577)	$ (1,510)	$ (1,577)	$ (1,876)
Increase (decrease) to economic value of shareholders equity from prior period	67
NII Sensitivity	2,073	2,101	2,073	1,926
Increase (decrease) to net interest income from last period	(28)
100 bps decrease [member]
MarketRisk [Line Items]
EVE Sensitivity	244	329	244	277
Increase (decrease) to economic value of shareholders equity from prior period	(85)
NII Sensitivity	(1,134)	$ (927)	$ (1,134)	$ (872)
Increase (decrease) to net interest income from last period	$ 207